SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]	Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Consolidation, Policy [Policy Text Block]
Basis of Consolidation
The consolidated financial statements include the accounts of Dehaier and its majority-owned and wholly-owned subsidiaries (collectively, the “Company”). All inter-company transactions and balances are eliminated in consolidation.

A group of shareholders, including the Chief Executive Officer, originally held more than 50% of the voting ownership interest of Dehaier, BDL and BTL. BTL owns a building which is pledged as collateral for BDL’s bank loans. In exchange, BDL loans money to BTL to finance its operations. BTL’s primary operation is to provide repairs and transportation services to BDL’s customers. Because of these arrangements, BDL is the primary beneficiary of BTL, as the entity that is most closely associated with BTL. BTL is considered a variable interest entity (“VIE”) of BDL. Management makes ongoing reassessments of whether BDL is the primary beneficiary of BTL.

The accounts of BTL are consolidated in the accompanying financial statements pursuant to Accounting Standards Codification (“ASC”) 810-10, “Consolidation”. As a VIE, BTL’s revenues are included in the Company’s service income, and its income from operations is consolidated with the Company’s. Because of the arrangements, the Company had a pecuniary interest in BTL that requires consolidation of the Company’s and BTL’s financial statements.

On December 13, 2013, an additional capital of RMB  2,000,000 (approximately $327,400) was contributed to BTL by its shareholders.

The carrying amount and classification of BTL’s assets and liabilities included in the Consolidated Balance Sheets are as follows:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Total current assets held for continuing operation	768,448	286,222
Total current assets held for discontinued operation	36,337	88,728
Total assets held for continuing operation	1,281,521	1,052,659
Total assets held for discontinued operation	36,337	88,728
Total current liabilities held for continuing operation	264,235	38,554
Total current liabilities held for discontinued operation	185,796	45,339
Total liabilities held for continuing operation	264,235	38,554
Total liabilities held for discontinued operation	185,796	45,339
Total revenue held for continuing operation	583,242	-
Total revenue held for discontinued operation	56,630	403,992
Net loss held for continuing operation	(163,353)	(47,196)
Net income (loss) held for discontinued operation	24,148	(688,562)

Reclassification, Policy [Policy Text Block]
Reclassifications
Certain prior year balances were reclassified to conform to the current year's presentation with consideration of reflecting the Company’s traditional medical device business as discontinued operations. None of these reclassifications had an impact on reported financial position or cash flows for any of the periods presented.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include revenue recognition, allowance for doubtful accounts, warranty obligation, warrants liability, stock-based compensation and useful lives of intangible assets, and property and equipment. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased. The Company maintains uninsured cash and cash equivalents with various financial institutions mainly in the PRC and the United States.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable, net
Accounts receivable are recorded at net realizable value. Accounts receivable terms typically are net 60-180 days from the end of the month in which the services were provided, or when goods were delivered. The Company generally does not require collateral or other security to support accounts receivable. An allowance, if required, is based on a combination of historical experience, aging analysis, and an evaluation of the collectability of specific accounts. Management considers that receivables over 1 year to be past due. Management has determined that an allowance of $80,163 and $74,476 from the continuing operations was appropriate at December 31, 2015 and 2014, respectively. Management has determined that an allowance of $8,833,017 and $12,464,175 from the discontinued operations was appropriate at December 31, 2015 and 2014, respectively.

Other Receivables Net [Policy Text Block]
Other Receivables, net
Other receivables primarily include advances to employees and deposits to service providers. Management regularly reviews aging of receivables and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection. Management has determined that an allowance of $622,673 and $625,935 from the continuing operations was appropriate at December 31, 2015 and 2014. Management has determined that an allowance of $1,701,264 and $1,797,835 from the discontinued operations was appropriate at December 31, 2015 and 2014.

Advances to Suppliers and Advances from Customers [Policy Text Block]
Advances to Suppliers, net
The Company, as is the common practice in the PRC, often makes advance payments to suppliers for unassembled parts. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired. Management has determined that an allowance of advances to suppliers – third parties in the amount of $96,496 and $326,098 from the continuing operations was appropriate at December 31, 2015 and 2014. Management has determined that an allowance of advances to suppliers – third parties in the amount of $4,157,647 and $8,571,652 from the discontinued operations was appropriate at December 31, 2015 and 2014. As of December 31, 2015 and 2014, the Company has not experienced impairment losses on prepayment to related parties.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

The Company follows the provisions of ASC topic 815, “Derivatives and Hedging”. ASC topic 815 provides a framework for determining whether an instrument is indexed to an entity's own stock. Warrants are indexed to the Company's stock, which is traded in US dollars. Since the Company's functional currency is the RMB, such warrants are considered liabilities. The fair value of the warrants liability is measured each reporting period with the resulting change in fair value recorded in the consolidated statements of income and comprehensive income.

The accounting standards regarding fair value of financial instruments and related fair value measurements define fair value, and establish a three-level valuation hierarchy for disclosures of fair value.

The three levels are defined as follows:

⋅	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

⋅
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

⋅	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The fair value of the warrants was determined using the Black Scholes Model, with level 2 inputs (See Note 15).

If the sum of the expected undiscounted cash flows of the long-lived assets is less than the carrying amount of the long-lived assets, we recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices, with level 3 inputs. Management used historical selling prices and a discount rate of 6.5% based on the Company’s average borrowing rate to present value its future cash flows (See Note 8).

Inventory, Policy [Policy Text Block]
Inventories
Inventories are stated at the lower of cost or market and consist of assembled and unassembled parts relating to medical devices. The Company reviews its inventory annually for possible obsolete goods and to determine if any reserves are necessary. The reserve for obsolescence from the continuing operation was $34,089 and $35,992 at December 31, 2015 and 2014. The reserve for obsolescence from the discontinued operations was $967,363 and $1,065,196 at December 31, 2015 and 2014.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets
Intangible assets are recorded at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Software copyrights	20 years
Other software	5 years

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets
The Company reviews the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Due to the Company’s discontinued operation plan, the long-lived assets had been classified into continuing and discontinued assets according to the product lines. When these events occur, the Company compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. Management has determined that the impairment existed at the balance sheet dates for the Company’s intangible assets in the amount of $1,495,353.07 and $1,578,806 from the discontinued operations at December 31, 2015 and 2014, respectively. Management has determined that the impairment existed at the balance sheet dates for the Company’s property and equipment in the amount of $1,050,869 and $1,977,848 from the discontinued operations as at December 31, 2015 and 2014, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company recognizes revenues when all the followings conditions have been satisfied:

⋅	Persuasive evidence of an arrangement exists;
⋅	Delivery and/or installation have occurred (e.g., risks and rewards of ownership have passed);
⋅	The sales price is fixed or determinable; and,
⋅	Collectability is reasonably assured.

All revenues are based on firm customer orders with fixed terms and conditions. Because the products are assembled to the customers’ specification, there is no right of return. The Company does not provide its customers with price protection or cash rebates. For products that include software, the software is an off-the-shelf package and an integral part of the products being delivered. The Company does not provide any significant post-sale customer support services and does not provide customers with upgrades. The software is incidental to the product as a whole. For products that do not require installation, revenues are recognized when the products are delivered. For products that require installation, revenues are recognized when the installation is completed.

For all service incomes, the Company recognizes the revenues upon the completion of the repairs when the equipment has been returned to and accepted by the customers.

In the PRC, value added tax (VAT) of 17% of the invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Cost of Sales, Policy [Policy Text Block]
Cost of Revenues
Cost of revenues primarily includes wages to assemble parts and the costs of unassembled parts, handling charges, impairment loss, and other expenses associated with the assembly and distribution of products.

Service Income and Expense [Policy Text Block]	Service Income and Expense Service income and expense represent activities related to repair services provided to the customers by BTL, and the commission fee from customers.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation
The accounts of Dehaier, BDL, BTL and Breathcare are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The accompanying consolidated financial statements are presented in US dollars. Foreign currency transactions are translated into US dollars using fixed exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of income and comprehensive income. The foreign currency accounts of BDL and BTL are translated in accordance with ASC 830-10, “Foreign Currency Matters”. Assets and liabilities are translated at applicable exchange rates quoted by the People’s Bank of China at the balance sheet dates and revenues and expenses are translated at average exchange rates in effect during the periods. Because cash flows are translated based on the average translating rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessary agree with changes in the corresponding balances on the balance sheets. Equity is translated at the historical rate of exchange at the date of capital contribution. Resulting translation adjustments are recorded as other comprehensive income (loss) and accumulated as a separate component of equity

Warranty Costs [Policy Text Block]
Warranty Costs
The Company provides for the estimated cost of product warranties at the time revenue is recognized. The Company's warranty obligation is affected by product failure rates and material usage and service delivery costs incurred in correcting product failure. Should actual product failure rates, material usage or service delivery costs differ from the Company's estimates, the Company may revise its estimated product warranty liability. The term of the product warranty is generally twelve months. The reserve for warranty costs from the continuing operations was $8,174 and $47,046 at December 31, 2015 and 2014, respectively. The reserve for warranty costs from the discontinuing operations was $3,534 and $87,174 at December 31, 2015 and 2014, respectively. Warranty expense from the continuing operations for the years ended December 31, 2015, 2014 and 2013 was $12,274, $2,728 and $25,447, respectively. Warranty expense from the discontinuing operations for the years ended December 31, 2015, 2014 and 2013 was $5,118, $14,268 and $32,515, respectively.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs
Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred. Research and development costs from the continuing operations were $1,918,446, $100,199 and $484,770 for the years ended December 31, 2015, 2014 and 2013, respectively. Research and development costs from the discontinuing operations were $580,216, $515,135 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively.

Earnings Per Share, Policy [Policy Text Block]
Earnings per Share
The Company follows the provisions of ASC 260-10, “Earnings per Share”. Basic earnings per share is computed by dividing net income attributable to holders of common shares by the weighted average number of common shares outstanding during the years. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted earnings per share.

Value Added Tax [Policy Text Block]	Value Added Tax The Company reports revenues, net of PRC’s value added tax, for all the periods presented in the consolidated statements of income and comprehensive income.

Compensation Related Costs, Policy [Policy Text Block]
Stock-Based Compensation
The Company records stock-based compensation expense at fair value on the grant date and recognizes the expense over the employee’s requisite service period. The Company’s expected volatility assumption is based on the historical volatility of Company’s stock or the expected volatility of similar entities. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend is based on the Company’s current and expected dividend policy.

Income Tax, Policy [Policy Text Block]
Income Taxes
The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740-10, “Accounting for Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence. Based on management’s estimate, it is more likely than not that all of the deferred tax assets will not be realized. Therefore, valuation allowance has been provided in the amount of $605,837, $407,539 and $0 as of December 31, 2015, 2014 and 2013.

ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition of a tax position taken or expected to be taken on a tax return. Under ASC 740-10, a tax benefit from an uncertain tax position taken or expected to be taken may be recognized only if it is “more likely than not” that the position is sustainable upon examination, based on its technical merits. The tax benefit of a qualifying position under ASC 740-10 would equal the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all the relevant information. A liability (including interest and penalties, if applicable) is established in the financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Related interest and penalties, if any, are included as components of income tax expense and income taxes payable. The Company had filed its 2008 and 2009 Value Added Tax (“VAT”) returns for some of its customers during the years ended December 31, 2013, 2014 and 2015. All the potential VAT liabilities on these VAT returns occurred in current period were also accrued as incurred and included in the accompanying consolidated financial statements.

The implementation of ASC 740-10 resulted in no material liability for unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of income and comprehensive income. During the years ended December 31, 2015, 2014 and 2013, the Company did not incur any interest or penalties.

The Company recognizes tax benefits that satisfy a greater than 50% probability threshold and provides for the estimated impact of interest and penalties for such tax.

Liquidity And Going Concern Disclosure Policy [Policy Text Block]
Liquidity and Going Concern

The sleep respiratory business is the focus of the company's future business. The following event indicates that Dehaier can continue to operate as a going concern.

a.	Dehaier has entered into a definitive securities purchase agreement with Hangzhou Liaison Interactive.

On April 28, 2016, the Company entered into a definitive securities purchase agreement with Hangzhou Liaison Interactive Information Technology Co., Ltd. (“Hangzhou Liaison Interactive”), a publicly listed company on the Shenzhen Stock Exchange (ticker:002280) pursuant to which Hangzhou Liaison Interactive has agreed to purchase 11,111,111 restricted common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to company’s closing price of $1.33 on April 27, 2016. The Company already completed the first closing by selling 620,414 shares of these shares to Hangzhou Liaison Interactive under the SPA and expects to close the deal before September 30, 2016.

b.	Loan agreement with Mr. Ping Chen

On December 2, 2015, the Company entered into a new interest-free loan agreement with Mr. Ping Chen, the CEO and major shareholder of the Company, in the amount of $3,120,000 (RMB 20,000,000) with no floating interest rate or maturity date. On December 18, 2015, the Company repaid half of the loan in the amount of $1,543,000 (RMB  10,000,000). The remaining portion of the loan will be repaid as agreed between the parties.

c.	Loan agreement with Nanjing Bank Company Limited (Beijing Branch)

On December 18, 2015, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,541,000 (RMB  10,000,000) with a floating interest rate which will be 7.2% in 2016. The loan is due on December 18, 2016. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building and guaranteed by two shareholders of the Company.

d.	Earnings forecasting for the future six years

The sleep respiratory business is the focus of the company's future business. Our forecast projection was mainly based on the financial results each month in 2015 as well as our company’s future plans and developments in the operation. The forecast projections are based on actual contracts that reflect the company’s operating activities, internal operating targets and budgets. Our forecasting revenue sources from our sleep respiratory business are from the sales of ventilator, three-level hospital, private medical center, insurance Company. We believe the net income from the sleep respiratory business can sustain our future business development.

Based on the above analysis, the Company's management believes that the basis for the preparation of the 2015 annual financial statements based on the continuing operation assumption is reasonable.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Standards

In January 2015, FASB issued ASU No. 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items. This Update is issued as part of its initiative to reduce complexity in accounting standards (the Simplification Initiative). The objective of the Simplification Initiative is to identify, evaluate, and improve areas of generally accepted accounting principles (GAAP) for which cost and complexity can be reduced while maintaining or improving the usefulness of the information provided to the users of financial statements. This Update eliminates from GAAP the concept of extraordinary items. The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The effective date is the same for both public business entities and all other entities. The Company does not expect the adoption of ASU 2015-01 to have material impact on the Company’s consolidated financial statements.

In February 2015, FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis. This Update focuses on the consolidation evaluation for reporting organizations that are required to evaluate consolidation of certain legal entities by reducing the number of consolidation models from four to two and is intended to improve current GAAP. The amendments in the ASU are effective beginning after December 15, 2016. We do not expect the adoption of ASU 2015-02 to have material impact on our consolidated financial statements.

In April 2015, FASB issued ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this ASU. The amendments in the ASU are effective beginning after December 15, 2015. We do not expect the adoption of ASU 2015-03 to have material impact on our consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, an amendment to Topic 330 for simplifying the measurement of inventory. The update requires that inventory be measured at the lower of cost and net realizable value where net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. The amendment is intended to provide clarification on the measurement and disclosure of inventory in Topic 330 and not intended for those clarifications to result in any changes in practice. The ASU is effective for interim and annual periods beginning after December 15, 2016. Early application is permitted for all entities and should be applied prospectively. The Company does not expect the adoption of ASU 2015-11 to have material impact on the Company’s consolidated financial statements.

In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers, to defer the effective date of ASC 2014-09 for all entities by one year. Public business entities, certain not-for-profit entities, and certain employee benefit plans should apply the guidance in ASC 2014-09 to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. Management is evaluating the effect, if any, on the Company’s consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, to simplify the presentation of deferred income taxes. The update requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The update applies to all entities that present a classified statement of financial position. For public business entities, the ASU is effective for consolidated financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the ASU is effective for consolidated financial statements issued for annual periods beginning after December 15, 2017, and interim periods with annual periods beginning after December 15, 2018. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The Company has elected to early adopt the ASU, and its effects are reflected in the Company’s consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The update requires equity investments (except those accounted for under the equity method or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. It eliminated the requirement for public entities to disclose the method(s) and significant assumptions used to estimate the fair value that is require to be disclosed for financial instruments measured at amortized cost on the balance sheet. For public entities, the ASU is effective for the fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Management is evaluating the effect, if any, on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Amendments to the ASC 842 Leases. This update requires lessee to recognize the assets and liability (the lease liability) arising from operating leases on the balance sheet for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease. Within a twelve month or less lease term, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. If a lessee makes this election, it should recognize lease expense on a straight-line basis over the lease term. In transition, this update will be effective for public entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Management is evaluating the effect, if any, on the Company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-03, “Intangibles-Goodwill and Other (Topic 350); Business Combinations (Topic 805); Consolidation (Topic 810); Derivatives and Hedging (Topic 815): Effective Date and Transition Guidance”. The amendments in this ASU make the guidance in ASUs 2014-02, 2014-03, 2014-07, and 2014-18 effective immediately by removing their effective dates. The amendments also include transition provisions that provide that private companies are able to forgo a prefer ability assessment the first time they elect the accounting alternatives within the scope of this ASU. Any subsequent change to an accounting policy election requires justification that the change is preferable under Topic 250, Accounting Changes and Error Corrections. The amendments in this ASU also extend the transition guidance in ASUs 2014-02, 2014-03, 2014-07, and 2014-18 indefinitely. While this ASU extends transition guidance for Updates 2014-07 and 2014-18, there is no intention to change how transition is applied for those two ASUs. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In March, 2016, the FASB released ASU 2016-09, Compensation - Stock Compensation (Topic 718): Improvements to employee Share-Based Payment Accounting. The ASU includes multiple provisions intended to simplify various aspects of the accounting for share-based payments. While aimed at reducing the cost and complexity of the accounting for share-based payments, the amendments are expected to significantly impact net income, EPS, and the statement of cash flows. Implementation and administration may present challenges for companies with significant share-based payment activities. The ASU is effective for public companies in annual periods beginning after December 15, 2016, and interim periods within those years. The Company is currently evaluating the impact of adoption on the consolidated financial statements.

In April 2016, the FASB issued ASU 2016- 10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing”. The amendments add further guidance on identifying performance obligations and also to improve the operability and understandability of the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. Public entities should apply the amendments for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein. Early application for public entities is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In May 2016, the FASB issued ASU 2016-11, “Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815): Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting”, The amendments rescinds SEC paragraphs pursuant to two SEC Staff Announcements at the March 3, 2016 Emerging Issues Task Force (EITF) meeting. Specifically, registrants should not rely on the following SEC Staff Observer comments upon adoption of Topic 606: 1) Revenue and Expense Recognition for Freight Services in Process, which is codified in paragraph 605-20-S99-2; 2) Accounting for Shipping and Handling Fees and Costs, which is codified in paragraph 605-45-S99-1; 3) Accounting for Consideration Given by a Vendor to a Customer (including Reseller of the Vendor's Products), which is codified in paragraph 605-50-S99-1; 4) Accounting for Gas-Balancing Arrangements (i.e., use of the "entitlements method"), which is codified in paragraph 932-10-S99-5, which is effective upon adoption of ASU 2014-09. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.

In May 2016, the FASB issued ASU 2016-12, "Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients". The amendments, among other things: (1) clarify the objective of the collectability criterion for applying paragraph 606-10-25-7; (2) permit an entity to exclude amounts collected from customers for all sales (and other similar) taxes from the transaction price; (3) specify that the measurement date for noncash consideration is contract inception; (4) provide a practical expedient that permits an entity to reflect the aggregate effect of all modifications that occur before the beginning of the earliest period presented when identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations; (5) clarify that a completed contract for purposes of transition is a contract for which all (or substantially all) of the revenue was recognized under legacy GAAP before the date of initial application, and (6) clarify that an entity that retrospectively applies the guidance in Topic 606 to each prior reporting period is not required to disclose the effect of the accounting change for the period of adoption. The effective date of these amendments is at the same date that Topic 606 is effective. The Company is currently in the process of evaluating the impact of the adoption on its consolidated financial statements.